UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694
                  ---------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                             Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
       ------------------------------------------------------------------

                        Date of fiscal year end: March 31
                        ---------------------------------

                   Date of reporting period: December 31, 2006
                   -------------------------------------------

ITEM 1 -- SCHEDULE OF INVESTMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                                                    PERCENTAGE
INVESTMENT FUNDS                                                  COST                VALUE        OF NET ASSETS    LIQUIDITY+
-------------------------------------                         -------------        ------------    -------------    ----------
OPPORTUNISTIC
Hunter Global Investors Fund I L.P.                           $  19,127,412        $ 21,881,926       4.2%          Quarterly
Impala Fund L.P.                                                 22,000,000          25,673,862       4.9%          Quarterly
Karsh Capital II L.P.                                            28,125,331          32,923,292       6.3%          Quarterly
Kingdon Associates                                               25,283,055          30,129,409       5.7%          Quarterly
Raptor Global Fund L.P.                                          23,077,139          27,363,126       5.2%          Quarterly
Sage Opportunity Fund (QP), L.P.                                 22,000,000          25,168,133       4.8%          Quarterly
                                                              -------------       -------------     -----
                                                                139,612,937         163,139,748      31.1%
                                                              -------------       -------------     -----

VALUE
Amici Qualified Associates L.P.                                  25,173,447          27,958,781       5.3%          Quarterly
Clovis Capital Partners                                          16,247,705          19,107,140       3.6%          Quarterly
Delta Institutional L.P.                                         17,624,302          19,184,222       3.7%          Quarterly
Kinetic Institutional Partners                                   22,000,000          27,851,743       5.3%          Quarterly
North Sound Class B Legacy Inst                                   1,046,224           1,022,932       0.2%           Annually
North Sound Legacy Institutional Fund                             3,344,487           3,825,980       0.7%          Quarterly
North Sound Class D Legacy Inst                                   6,000,000           5,361,822       1.0%           Annually
Shoshone Partners L.P.                                           15,299,000          18,392,600       3.5%           Annually
Thruway Partners, L.P.                                           24,068,756          26,443,307       5.0%          Quarterly
                                                              -------------       -------------     -----
                                                                130,803,921         149,148,527      28.3%
                                                              -------------       -------------     -----

GROWTH
Alydar Capital                                                   20,570,236          23,687,736       4.5%          Quarterly
Chilton                                                          21,000,000          21,125,510       4.0%           Annually
Copper Arch Partners, LLC                                        21,000,000          23,919,539       4.5%          Quarterly
Highbridge L/S Equity Fund                                       21,643,955          24,257,427       4.6%          Quarterly
Intrepid Capital Fund QP                                         16,432,041          18,573,803       3.5%          Quarterly
Maverick Fund USA, Ltd.                                          10,964,054          12,011,240       2.3%           Annually
Pequot Capital                                                   20,000,000          21,836,593       4.2%           Annually
                                                              -------------       -------------     -----
                                                                131,610,286         145,411,848      27.6%
                                                              -------------       -------------     -----

GLOBAL
Asian Century Quest Fund (QP), L.P.                              19,000,000          20,508,124       3.9%          Quarterly
Calypso Qualified Partners L.P.                                  18,500,000          21,689,176       4.1%           Monthly
Lansdowne European Equity Fund L.P.                              15,500,000          17,935,733       3.4%           Monthly
                                                              -------------       -------------     -----
                                                                 53,000,000          60,133,033      11.4%
                                                              -------------       -------------     -----
TOTAL INVESTMENT FUNDS                                          455,027,144         517,833,156      98.4%
                                                              -------------       -------------     -----

AFFILIATED INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund                14,325,324          14,325,324       2.7%            Daily
                                                              -------------       -------------     -----
TOTAL INVESTMENTS                                             $ 469,352,468         532,158,480     101.1%
                                                              =============       -------------     -----
OTHER ASSETS LESS LIABILITIES                                                        (5,848,170)     (1.1%)
                                                                                  -------------     -----
TOTAL NET ASSETS                                                                  $ 526,310,310     100.0%
                                                                                  =============     =====

NOTES TO SCHEDULE OF INVESTMENTS:

+ The Portfolio Funds provide for periodic redemptions, with lock-up provisions up to two years from initital investment.

The liquidity provisions shown in the table apply after any applicable lock-up provision.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                  469,352,468
                                                                ===========
Gross Unrealized appreciation                                    63,467,482
Gross Unrealized depreciation                                      (661,470)
                                                                 ----------
Net unrealized appreciation/(depreciation)                       62,806,012
                                                                ===========

ITEM 2 -- CONTROLS AND PROCEDURES.

      (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

      (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

      Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               MELLON OPTIMA L/S STRATEGY FUND, LLC

                               By: /s/ STEVEN M. ANDERSON
                                   --------------------------------
                                   Steven M. Anderson
                                   Treasurer

                               Date: March 1, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                               By: /s/ STEVEN M. ANDERSON
                                   --------------------------------
                                   Steven M. Anderson
                                   Treasurer

                               Date: March 1, 2007

                               By: /s/ PATRICK J. SHEPPARD
                                   --------------------------------
                                   Patrick J. Sheppard
                                   President

                               Date: March 1, 2007